Net Income Per Share (Tables)	12 Months Ended
May 31, 2013
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company
Net income on continuing operation	100,429	135,916	136,676
Net income on discontinued operation	1,345	(3,228)	(407)

Net income available for future distribution	101,774	132,688	136,269

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	153,253,065	154,627,784	155,762,959

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,818,768	2,244,657	2,060,833

Weighted average common shares outstanding used in computing diluted net income per share	156,071,833	156,872,441	157,823,792

Net income from continuing operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	0.65	0.88	0.88
- Diluted	0.64	0.87	0.87

Net income from discontinued operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	0.01	(0.02)	(0.00)
- Diluted	0.01	(0.02)	(0.00)